Share-Based Compensation Expense - Schedule of RSU and RSA Share Activity Under the Equity Plans (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares nonvested, Balance	3,590,873	2,098,620	2,098,620	1,271,784
Granted	2,843,562	3,064,628	3,513,086	830,748
Vested	(1,180,940)	(1,565,160)	(1,755,232)
Forfeited	(68,862)	(38,034)	(265,601)	(3,912)
Shares nonvested, Balance	5,184,633	3,560,054	3,590,873	2,098,620
RSA [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares nonvested, Balance		17,270	17,270	124,176
Granted
Vested		(17,270)	(17,270)	(106,906)
Forfeited
Shares nonvested, Balance				17,270